Segment Information - Net sales information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenues	$ 223,413	$ 171,144	$ 409,841	$ 326,475	$ 698,144	$ 550,846
United States
Segment Information
Revenues	181,526	141,487	334,541	276,882	583,011	445,210
All other countries
Segment Information
Revenues	$ 41,887	$ 29,657	$ 75,300	$ 49,593	$ 115,133	$ 105,636